Concentration of Risk (Details 1) - Accounts Receivable [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer 1 [Member]
Customer concentration	37.00%	0.00%	0.00%
Customer 2 [Member]
Customer concentration	29.00%	17.00%	32.00%
Customer 3 [Member]
Customer concentration	21.00%	0.00%	2.00%
Customer 4 [Member]
Customer concentration	15.00%	3.00%	0.00%
Customer 5 [Member]
Customer concentration	0.00%	19.00%	0.00%
Customer 6 [Member]
Customer concentration	0.00%	10.00%	13.00%
Customer 7 [Member]
Customer concentration	0.00%	10.00%	13.00%
Customer 8 [Member]
Customer concentration	0.00%	10.00%	20.00%